Convertible Notes, First JDH Note (Details) $ in Thousands				9 Months Ended	12 Months Ended
	Dec. 10, 2021 USD ($)	Oct. 08, 2021 USD ($) shares	Oct. 05, 2021 USD ($) shares	Dec. 31, 2019	Dec. 31, 2021 USD ($) Payment	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Mar. 31, 2019 USD ($)	Mar. 12, 2015 USD ($)
Convertible Notes [Abstract]
Balance outstanding					$ 218,551	$ 173,289
Repayment of convertible notes					$ 13,950	0	$ 0
First JDH Note [Member]
Convertible Notes [Abstract]
Face amount		$ 3,480	$ 120						$ 4,000
Number of bullet payments | Payment					1
Accrued and unpaid interest						$ 238		$ 155
Interest rate				0.00%
Balance outstanding					$ 0
Issuance of common stock upon conversion of convertible notes (in shares) | shares		2,900,000	100,000
Unamortized debt discounts expensed	$ 30	$ 543	$ 19
Repayment of convertible notes	$ 200
First JDH Note [Member] | LIBOR [Member]
Convertible Notes [Abstract]
Term of variable rate					3 months
Margin on variable rate						5.00%